Consolidated Statements of Changes in Stockholders' Equity (deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Retained Earnings [Member]	Total
Balance, value at Dec. 31, 2021	$ 28	$ 1			$ 31,850		$ 15,760,772		$ (14,703,818)	$ 1,088,833
Balance, shares at Dec. 31, 2021	28,000	1,000			31,849,327
Dividend on Series B Preferred							(60,000)			(60,000)
Common shares issued from related party debt settlement					$ 6,039		978,328			984,367
Common shares issued from related party debt settlement, shares					6,039,058
Net loss									(10,417,639)	(10,417,639)
Fair value of warrants issued with debt							159,664			159,664
Common stock issued with lot sale					$ 60		14,940			15,000
Common stock issued with lot sale, shares					60,000
Common stock issued from options exercise					$ 1,300					$ 1,300
Common stock issued from options exercise, shares					1,300,000					1,300,000
Commitment shares issued pursuant to promissory notes					$ 450		201,825			$ 202,275
Commitment shares issued pursuant to promissory notes, shares					450,000
Issuance of common shares pursuant to consulting agreements					$ 3,447		1,467,390			1,470,837
Issuance of common shares pursuant to consulting agreements, shares					3,447,038
Stock-based compensation					$ 354		1,710,527			1,710,881
Stock-based compensation, shares					354,000
Balance, value at Dec. 31, 2022	$ 28	$ 1			$ 43,500		20,233,446		(25,121,457)	(4,844,482)
Balance, shares at Dec. 31, 2022	28,000	1,000			43,499,423
Dividend on Series B Preferred							(15,000)			(15,000)
Stock-based compensation							78,047			78,047
Common stock issued for consulting services					$ 100		14,900			15,000
Common stock issued for consulting services, shares					100,000
Common shares issued from related party debt settlement					$ 1,077		146,728			147,805
Common shares issued from related party debt settlement, shares					1,077,164
Net loss									(1,908,561)	(1,908,561)
Common shares issued from related party acquisition					$ 20,000		1,780,000			1,800,000
Common shares issued from related party acquisition, shares					20,000,000
Fair value common shares warrants issued from related party acquisition							2,674,976			2,674,976
Deemed dividend from related party acquisition							(24,913,097)		(441,875)	(25,354,972)
Reciprocal interest in business acquisition						(300,000)				(300,000)
Balance, value at Mar. 31, 2023	$ 28	$ 1			$ 64,677	(300,000)			(27,471,893)	(27,707,187)
Balance, shares at Mar. 31, 2023	28,000	1,000			64,676,587
Balance, value at Dec. 31, 2022	$ 28	$ 1			$ 43,500		20,233,446		(25,121,457)	(4,844,482)
Balance, shares at Dec. 31, 2022	28,000	1,000			43,499,423
Common shares issued from related party debt settlement, shares					8,928,435
Net loss										(8,627,589)
Common stock issued with lot sale					$ 50,000
Common stock issued with lot sale, shares					500,000
Balance, value at Sep. 30, 2023	$ 28	$ 1	$ 3		$ 75,395	(300,000)	26,355,164	31,939	(33,749,046)	(7,586,516)
Balance, shares at Sep. 30, 2023	28,000	1,000	3,100		75,395,165
Balance, value at Dec. 31, 2022	$ 28	$ 1			$ 43,500		20,233,446		(25,121,457)	(4,844,482)
Balance, shares at Dec. 31, 2022	28,000	1,000			43,499,423
Dividend on Series B Preferred							(1,022,822)			(1,022,822)
Common shares issued pursuant to promissory notes					$ 100		16,900	31,939		48,939
Common shares issued pursuant to promissory notes, shares					100,000
Stock-based compensation							234,141			234,141
Common stock issued for consulting services					$ 2,953		446,047			449,000
Common stock issued for consulting services, shares					2,953,000
Common shares issued from related party debt settlement					$ 8,928		1,673,851			1,682,779
Common shares issued from related party debt settlement, shares					8,928,432
Net loss									(2,073,281)	(2,073,281)
Settlement of derivative liability							518,646			518,646
Common shares issued from related party acquisition					$ 20,267		1,779,733			1,800,000
Common shares issued from related party acquisition, shares					20,267,310
Fair value common shares warrants issued from related party acquisition							2,674,976			2,674,976
Reciprocal interest in business acquisition						(300,000)				(300,000)
Series C Preferred Stock issued for cash			$ 3							3
Series C Preferred Stock issued for cash, shares			3,100
Common stock issued with lot sale					$ 500		49,500			$ 50,000
Common stock issued with lot sale, shares					500,000					2,100,000
Common stock issued from options exercise					$ 1,410		(1,410)
Common stock issued from options exercise, shares					1,410,000
Common shares in escrow issued as collateral					$ 2,000		258,000			$ 260,000
Common shares in escrow issued as collateral, shares					2,000,000
Warrants issued pursuant to Series C Preferred Stock							18,504			18,504
Dividend on Series C Preferred							(94,428)			(94,428)
Warrants issued pursuant to Series C Preferred Stock							105,392			105,392
Series D Preferred shares issued for the conversion of related party debt				$ 17			1,586,146			1,586,163
Series D Preferred shares issued for the conversion of related party debt, shares				17,000
Balance, value at Dec. 31, 2023	$ 28	$ 1	$ 3	$ 17	$ 79,658	(300,000)	28,476,622	31,939	(27,194,738)	1,093,530
Balance, shares at Dec. 31, 2023	28,000	1,000	3,100	17,000	79,658,165
Balance, value at Mar. 31, 2023	$ 28	$ 1			$ 64,677	(300,000)			(27,471,893)	(27,707,187)
Balance, shares at Mar. 31, 2023	28,000	1,000			64,676,587
Dividend on Series B Preferred							(60,003)			(60,003)
Common stock issued for warrant exercise					$ 267		(267)
Common stock issued for warrant exercise, shares					267,310
Stock-based compensation							78,047			78,047
Net loss									(378,660)	(378,660)
Fair value of warrants issued with debt							18,504			18,504
Series C Preferred Stock issued for cash			$ 3							3,100
Series C Preferred Stock issued for cash, shares			3,100
Balance, value at Jun. 30, 2023	$ 28	$ 1	$ 3		$ 64,677	(300,000)	36,281		(27,850,553)	(28,049,295)
Balance, shares at Jun. 30, 2023	28,000	1,000	3,100		64,676,587
Dividend on Series B Preferred							(1,007,822)			(1,007,822)
Common shares issued pursuant to promissory notes								31,939		31,939
Stock-based compensation							78,047			78,047
Common stock issued for consulting services					$ 2,100		134,900			137,000
Common stock issued for consulting services, shares					2,100,000
Common shares issued from related party debt settlement					$ 7,851		1,527,123			1,534,974
Common shares issued from related party debt settlement, shares					7,851,268
Net loss									(6,340,368)	(6,340,368)
Settlement of derivative liability							518,646			518,646
Fair value of warrants issued with debt							105,392			105,392
Reclassification of deemed dividend from related party transaction							24,913,097		441,875	25,354,972
Common stock issued with lot sale					$ 500		49,500			50,000
Common stock issued with lot sale, shares					500,000
Balance, value at Sep. 30, 2023	$ 28	$ 1	$ 3		$ 75,395	(300,000)	26,355,164	31,939	(33,749,046)	(7,586,516)
Balance, shares at Sep. 30, 2023	28,000	1,000	3,100		75,395,165
Balance, value at Dec. 31, 2023	$ 28	$ 1	$ 3	$ 17	$ 79,658	(300,000)	28,476,622	31,939	(27,194,738)	1,093,530
Balance, shares at Dec. 31, 2023	28,000	1,000	3,100	17,000	79,658,165
Dividend on Series B Preferred					$ 95		(95)
Dividends on Preferred Stock, shares					94,827
Common stock issued for warrant exercise					$ 2,485		(2,485)
Common stock issued for warrant exercise, shares					2,484,832
Common shares issued pursuant to promissory notes					$ 50		34,915	(31,939)		3,026
Common shares issued pursuant to promissory notes, shares					50,000
Stock-based compensation							78,047			78,047
Common stock issued for consulting services					$ 1,553		99,367			100,919
Common stock issued for consulting services, shares					1,552,595
Common shares issued from related party debt settlement					$ 1,224		47,902			49,126
Common shares issued from related party debt settlement, shares					1,223,776
Series A Preferred shares issued for the conversion of related party debt	$ 89						9,456,161			9,456,250
Series A Preferred shares issued for the conversion of related party debt, shares	89,000
Net loss									3,650,150	3,650,150
Balance, value at Mar. 31, 2024	$ 117	$ 1	$ 3	$ 17	$ 85,064	(300,000)	38,190,434		(23,544,588)	14,431,048
Balance, shares at Mar. 31, 2024	117,000	1,000	3,100	17,000	85,064,195
Balance, value at Dec. 31, 2023	$ 28	$ 1	$ 3	$ 17	$ 79,658	(300,000)	28,476,622	31,939	(27,194,738)	$ 1,093,530
Balance, shares at Dec. 31, 2023	28,000	1,000	3,100	17,000	79,658,165
Dividends on Preferred Stock, shares										94,827
Net loss										$ 3,492,250
Common stock issued with lot sale, shares	89,000		387,351
Common stock issued from options exercise, shares
Balance, value at Sep. 30, 2024	$ 117	$ 1	$ 3	$ 17	$ 89,007		38,661,748		(23,702,489)	$ 14,748,403
Balance, shares at Sep. 30, 2024	117,000	1,000	3,100	17,000	89,006,719
Balance, value at Mar. 31, 2024	$ 117	$ 1	$ 3	$ 17	$ 85,064	(300,000)	38,190,434		(23,544,588)	14,431,048
Balance, shares at Mar. 31, 2024	117,000	1,000	3,100	17,000	85,064,195
Dividend on Series B Preferred					$ 195		(22,825)			(22,630)
Dividends on Preferred Stock, shares					195,000
Stock-based compensation							78,047			78,047
Common stock issued for consulting services					$ 1,000		65,000			66,000
Common stock issued for consulting services, shares					1,000,000
Net loss									93,697	93,697
Common shares issued pursuant to inducement agreement					$ 500		12,000			12,500
Common shares issued pursuant to inducement agreement, shares					500,000
Dividend on Series A Preferred							(91,678)			(91,678)
Settlement of derivative liability							282,517			282,517
Balance, value at Jun. 30, 2024	$ 117	$ 1	$ 3	$ 17	$ 86,759		38,513,493		(23,450,890)	14,849,502
Balance, shares at Jun. 30, 2024	117,000	1,000	3,100	17,000	86,759,195
Dividend on Series B Preferred					$ 98		(98)
Dividends on Preferred Stock, shares					97,524
Common stock issued for consulting services					$ 2,150		148,350			150,500
Common stock issued for consulting services, shares					2,150,000
Net loss									(251,598)	(251,598)
Balance, value at Sep. 30, 2024	$ 117	$ 1	$ 3	$ 17	$ 89,007		$ 38,661,748		$ (23,702,489)	$ 14,748,403
Balance, shares at Sep. 30, 2024	117,000	1,000	3,100	17,000	89,006,719